UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:3235-0456

FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response.2
1.Name and address of issuer:
AllianceBernstein Bond Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of the issuer,
check the box but do not list series
or classes):
Fund name:
AllianceBernstein Limited Duration
High Income

3.Investment Company Act File
Number:811-02383
Securities Act File Number:
002-48227

4(a).Last Day of Fiscal Year
for which this Form is filed:
September 30, 2013

4(b).Check box if this Form
is being filed late
(i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c).Check box if this is
the last time the issuer
will be filing this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24
(f): $199,038,467

(ii) Aggregate sale price of
securities redeemed or
repurchased during the fiscal year:
$60,945,632

(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission: $-

(iv) Total available redemption
credits [add Items 5(ii) and 5(iii)]:
- $60,945,632

(v)Net Sales: $138,092,835

(vi)Redemption credits available for
use in future years:$-

(vii)Multiplier for determining
registration
fee:x	0.0001288

(viii)Registration Fee Due:
= $17,786.36

6.Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount
of
securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities
(number of shares or other units)
deducted here:-
If there is a number of shares
or other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form
is filed that are available for use
by the issuer in future fiscal years,
then state that number here:-

7.Interest due -- if this Form
is being filed more than 90 days
after the end of the issuer's
fiscal year: + $-

8.Total amount of the registration
fee due plus any interest due
[line 5(viii)
plus line 7]:
$17,786.36

9.Date the registration fee and
any interest payment was sent to
the Commission's lockbox
depository:
Method of Delivery:
xWire Transfer
Mail or other means
SIGNATURES
This report has been signed
below by the following persons
on behalf of the issuer and in
the capacities and on the
date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date:	December 23, 2013

*  Please print or type the name and
title of the signing officer below
the signature.